MEMBER MANAGEMENT FEES PAYABLE (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling and Marketing Expense [Member]
Member management fees	¥ 25,259	¥ 57,373	¥ 101,984